Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source - Aria Energy LLC [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total	$ 84,508	$ 69,895	$ 142,563	$ 132,986	$ 168,284
Gas commodity [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total			23,730	23,968	27,342
Gas Renewable Attributes [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total			51,413	40,374	65,895
Electric Commodity [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total			35,359	38,503	44,007
Electric Operations And Maintenance [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total			11,003	8,046	7,851
Electric Renewable Attributes [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total			11,075	9,598	10,017
Construction [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total			9,983	12,497	13,172
RNG [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total			85,126	76,839	106,409
LFGTE [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenue by major source [Line Items]
Total			$ 57,437	$ 56,147	$ 61,875